Allowance for Credit Losses and Credit Quality - Investment in Legacy and Acquired Loans by Credit Quality Indicator (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses
Non-covered loans, net of unearned income	$ 14,098,211	$ 10,996,500
Legacy Loans
Financing Receivable, Allowance for Credit Losses
Current	11,118,859	9,603,423
Non-covered loans, net of unearned income	11,190,520	9,668,714
Legacy Loans | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	8,133,341	7,002,198
Non-covered loans, net of unearned income	8,133,341	7,002,198
Legacy Loans | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	636,481	484,239
Current	635,560	483,663
Non-covered loans, net of unearned income	636,481	484,239
Legacy Loans | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	3,867,581	3,192,572
Current	3,848,584	3,173,766
Non-covered loans, net of unearned income	3,867,581	3,192,572
Legacy Loans | Commercial Loans | Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	2,952,102	2,452,521
Current	2,943,409	2,445,847
Non-covered loans, net of unearned income	2,952,102	2,452,521
Legacy Loans | Commercial Loans | Energy-Related
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	677,177	872,866
Current	670,081	872,839
Non-covered loans, net of unearned income	677,177	872,866
Legacy Loans | Residential and Consumer Portfolio Segment
Financing Receivable, Allowance for Credit Losses
Current	3,021,225	2,627,308
30 or more days past due	35,954	39,208
Non covered commercial loans, net	3,057,179	2,666,516
Legacy Loans | Residential Mortgage
Financing Receivable, Allowance for Credit Losses
Non-covered loans, net of unearned income	694,023	527,694
Legacy Loans | Residential Mortgage | Residential Mortgage
Financing Receivable, Allowance for Credit Losses
Current	676,347	508,789
30 or more days past due	17,676	18,905
Non covered commercial loans, net	694,023	527,694
Current	676,347	508,789
Non-covered loans, net of unearned income	694,023	527,694
Legacy Loans | Consumer and Other Loans
Financing Receivable, Allowance for Credit Losses
Non-covered loans, net of unearned income	2,363,156	2,138,822
Legacy Loans | Consumer and Other Loans | Consumer - Home Equity
Financing Receivable, Allowance for Credit Losses
Current	1,565,596	1,278,865
30 or more days past due	10,047	12,111
Non covered commercial loans, net	1,575,643	1,290,976
Current	1,565,596	1,278,865
Non-covered loans, net of unearned income	1,575,643	1,290,976
Legacy Loans | Consumer and Other Loans | Consumer - Indirect Automobile
Financing Receivable, Allowance for Credit Losses
Current	242,328	392,504
30 or more days past due	3,886	4,262
Non covered commercial loans, net	246,214	396,766
Current	242,328	392,504
Non-covered loans, net of unearned income	246,214	396,766
Legacy Loans | Consumer and Other Loans | Consumer - Credit Card
Financing Receivable, Allowance for Credit Losses
Current	76,360	71,297
30 or more days past due	901	1,448
Non covered commercial loans, net	77,261	72,745
Current	76,360	71,297
Non-covered loans, net of unearned income	77,261	72,745
Legacy Loans | Consumer and Other Loans | Consumer - Other
Financing Receivable, Allowance for Credit Losses
Non-covered loans, net of unearned income	541,299	451,080
Legacy Loans | Consumer and Other Loans | Consumer - Other
Financing Receivable, Allowance for Credit Losses
Current	460,594	375,853
30 or more days past due	3,444	2,482
Non covered commercial loans, net	464,038	378,335
Current	460,594	375,853
Non-covered loans, net of unearned income	464,038	378,335
Legacy Loans | Pass | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	7,884,470	6,891,435
Legacy Loans | Pass | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	634,889	483,930
Legacy Loans | Pass | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	3,806,528	3,120,370
Legacy Loans | Pass | Commercial Loans | Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	2,911,396	2,414,293
Legacy Loans | Pass | Commercial Loans | Energy-Related
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	531,657	872,842
Legacy Loans | Special Mention | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	104,800	57,417
Legacy Loans | Special Mention | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	160	240
Legacy Loans | Special Mention | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	21,877	49,847
Legacy Loans | Special Mention | Commercial Loans | Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	14,826	7,330
Legacy Loans | Special Mention | Commercial Loans | Energy-Related
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	67,937	0
Legacy Loans | Substandard | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	132,593	51,251
Legacy Loans | Substandard | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	1,432	69
Legacy Loans | Substandard | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	37,001	22,193
Legacy Loans | Substandard | Commercial Loans | Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	19,888	28,965
Legacy Loans | Substandard | Commercial Loans | Energy-Related
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	74,272	24
Legacy Loans | Doubtful | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	11,478	2,095
Legacy Loans | Doubtful | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	0	0
Legacy Loans | Doubtful | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	2,175	162
Legacy Loans | Doubtful | Commercial Loans | Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	5,992	1,933
Legacy Loans | Doubtful | Commercial Loans | Energy-Related
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	3,311	0
Acquired Loans
Financing Receivable, Allowance for Credit Losses
Current	3,137,451	1,751,170
Non-covered loans, net of unearned income	3,136,908	1,772,330
Acquired Loans | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Premium (discount)	(60,088)	(62,026)
Non-covered loans, net of unearned income	2,065,514	811,884
Acquired Loans | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Current	120,467	64,393
Premium (discount)	(2,368)	(4,482)
Non-covered loans, net of unearned income	125,426	70,933
Acquired Loans | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Current	1,434,966	588,947
Premium (discount)	(50,820)	(50,530)
Non-covered loans, net of unearned income	1,444,023	614,035
Acquired Loans | Commercial Loans | Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Current	490,255	119,472
Premium (discount)	(6,900)	(7,014)
Non-covered loans, net of unearned income	492,476	119,174
Acquired Loans | Commercial Loans | Energy-Related
Financing Receivable, Allowance for Credit Losses
Current	2,221	7,731
Premium (discount)	0	0
Non-covered loans, net of unearned income	3,589	7,742
Acquired Loans | Residential and Consumer Portfolio Segment
Financing Receivable, Allowance for Credit Losses
Current	1,089,542	970,627
30 or more days past due	42,620	63,877
Premium (discount)	(60,768)	(74,058)
Non-covered loans, net of unearned income	1,071,394	960,446
Acquired Loans | Residential Mortgage
Financing Receivable, Allowance for Credit Losses
Non-covered loans, net of unearned income	501,296	552,603
Acquired Loans | Residential Mortgage | Residential Mortgage
Financing Receivable, Allowance for Credit Losses
Current	506,103	559,180
30 or more days past due	24,752	33,916
Premium (discount)	(29,559)	(40,493)
Non-covered loans, net of unearned income	501,296	552,603
Acquired Loans | Consumer and Other Loans
Financing Receivable, Allowance for Credit Losses
Non-covered loans, net of unearned income	570,098	407,843
Acquired Loans | Consumer and Other Loans | Consumer - Home Equity
Financing Receivable, Allowance for Credit Losses
Current	503,635	315,788
30 or more days past due	16,381	26,350
Premium (discount)	(29,492)	(32,009)
Non-covered loans, net of unearned income	490,524	310,129
Acquired Loans | Consumer and Other Loans | Consumer - Indirect Automobile
Financing Receivable, Allowance for Credit Losses
Current	72	393
30 or more days past due	12	39
Premium (discount)	0	(40)
Non-covered loans, net of unearned income	84	392
Acquired Loans | Consumer and Other Loans | Consumer - Credit Card
Financing Receivable, Allowance for Credit Losses
Current	565	614
Non-covered loans, net of unearned income	582	648
Acquired Loans | Consumer and Other Loans | Consumer - Other
Financing Receivable, Allowance for Credit Losses
Current	79,732	95,266
30 or more days past due	1,475	3,572
Premium (discount)	(1,717)	(1,516)
Non-covered loans, net of unearned income	79,490	97,322
Acquired Loans | Consumer and Other Loans | Consumer - Other
Financing Receivable, Allowance for Credit Losses
Current	79,167	94,652
Non-covered loans, net of unearned income	78,908	96,674
Acquired Loans | Pass | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	1,975,355	707,131
Acquired Loans | Pass | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	116,539	58,849
Acquired Loans | Pass | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	1,383,409	530,958
Acquired Loans | Pass | Commercial Loans | Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	473,241	109,593
Acquired Loans | Pass | Commercial Loans | Energy-Related
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	2,166	7,731
Acquired Loans | Special Mention | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	36,192	39,406
Acquired Loans | Special Mention | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	1,681	3,934
Acquired Loans | Special Mention | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	26,080	33,216
Acquired Loans | Special Mention | Commercial Loans | Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	8,376	2,256
Acquired Loans | Special Mention | Commercial Loans | Energy-Related
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	55	0
Acquired Loans | Substandard | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	104,602	127,116
Acquired Loans | Substandard | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	8,803	12,632
Acquired Loans | Substandard | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	79,119	100,391
Acquired Loans | Substandard | Commercial Loans | Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	16,510	14,082
Acquired Loans | Substandard | Commercial Loans | Energy-Related
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	170	11
Acquired Loans | Doubtful | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	9,299	257
Acquired Loans | Doubtful | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	771	0
Acquired Loans | Doubtful | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	6,124	0
Acquired Loans | Doubtful | Commercial Loans | Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	1,206	257
Acquired Loans | Doubtful | Commercial Loans | Energy-Related
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	1,198	$ 0
Acquired Loans | Loss | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	154
Acquired Loans | Loss | Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	0
Acquired Loans | Loss | Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	111
Acquired Loans | Loss | Commercial Loans | Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	43
Acquired Loans | Loss | Commercial Loans | Energy-Related
Financing Receivable, Allowance for Credit Losses
Credit quality indicator by asset risk classification	$ 0